Long-Term Debt and Other Financial Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2020	December 31, 2019
Long-term debt and other financial liabilities	177,618	185,509
Less: Deferred financing costs	(2,061)	(2,443)
Total - current portion	175,557	183,066

Maturities of Long-Term Debt
The annual principal payments required to be made after June 30, 2020, without taking into consideration the classification of all long-term debt and other financial liabilities as current as discussed in Note 3 but taking into consideration the HCOB settlement agreement discussed in Note 3 and 15, are as follows:

Twelve month periods ending June 30,	Amount
2021	55,273
2022	16,309
2023	43,882
2024	23,299
Thereafter	38,855
Total	177,618